ASSETS UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Extractive Industries [Abstract]
Schedule of assets under development

	2024			2023
(in thousands of $)	FLNG Gimi	MKII FLNG	Total	FLNG Gimi	MKII FLNG	Total
Balance as of January 1,	1,562,828	—	1,562,828	1,152,032	—	1,152,032
Transferred from other non-current assets (note 20)	—	255,289	255,289	—	—	—
Additions	109,130	238,079	347,209	338,327	—	338,327
Interest costs capitalized	90,674	5,197	95,871	72,469	—	72,469
Balance as of December 31,	1,762,632	498,565	2,261,197	1,562,828	—	1,562,828

Schedule of contractual obligations by fiscal year maturity	As of December 31, 2024, the estimated timing of the outstanding payments is as follows:

(in thousands of $)
Period ending December 31,
2025	669,521
2026	435,341
2027	422,050
2028	267,530
Total	1,794,442